Commitments and Contingencies - Summary of Capital Expenditures (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 717,263	¥ 732,876
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	404,846	541,186
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 312,417	¥ 191,690